Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	43 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Clockwise Core Equity & Innovation ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.39%	23.62%	10.80%
S&P 500® Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	19.54%	13.52%